Exhibit 99.2

BINOM 2022 INV1

Wipro Opus Risk Solutions, LLC

Executive Narrative

December 6, 2022

Performed by

Wipro Opus Risk Solutions, LLC

For

Podium Mortgage Capital, LLC, A Blackstone Portfolio Company

This report summarizes the results of a due diligence review performed on a pool of 194 loans provided by Churchill Finance LLC d/b/a Churchill Real Estate (“Client”) who provided Wipro Opus Risk Solutions, LLC (“Consultant” or “Opus”) with a data tape, which represented a 100% sample, and loaded into the Paragon® underwriting software. Consultant performed a detailed credit, compliance and value review on all loans. The loans were subsequently purchased by Podium Mortgage Capital, LLC, A Blackstone Portfolio Company (“Recipient”) under reliance from the Client.

As detailed herein, the 194 loans were DSCR loans and are re-underwritten in accordance with the lender guidelines for DSCR loans in terms of Exhibit A. The review started on 03/21/2022 and ended on 03/31/2022.

Opus was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

EXHIBIT A

1.	Credit Qualification

A re-underwriting review will be conducted in order to verify that the requisite underwriting guidelines as specified by Client (the “Underwriting Guidelines”) are met. Confirmation of the loan terms will be performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review guidelines will consist of the following:

1.1.	Borrower Underwriting:
1.1.1.	Borrower Liquidity

Review and confirm borrower’s liquidity position adheres to Underwriting Guidelines.

1.1.2.	Credit / Background Check

Review and confirm each guarantor and/or owner of the borrowing entity requirements meet Underwriting Guidelines, including OFAC.

1.1.3.	Property management questionnaire

Review the questionnaire to confirm management experience meets Underwriting Guidelines.

1.1.4.	Borrowing Entity

Confirm the entity is in good standing and duly formed (if applicable documents are in the file). Verify the individual signing on behalf of the organization has the authority to bind the entity (if applicable documents are in the file).

1.2.	Loan-to-Value (LTV)/Loan-to-Cost (LTC) Limits

Confirm the LTV/LTC meets Underwriting Guidelines per Underwriting Guidelines.

1.3.	Permitted Loan Terms

Confirm the loan terms are eligible per the Underwriting Guidelines.

1.4.	Property Requirements and Market Requirements

Confirm the loan Property and Market Requirements are eligible per the Underwriting Guidelines.

1.5	DSCR—ensure components of Debt Service Coverage Ratio are identified correctly
1.5.1	Recalculation of DSCR
1.6.	Title Insurance Requirements are met per Guidelines only as follows

Confirm Loss payee language must be present and required insurance policies and coverage amounts meet the Underwriting Guidelines.

1.7.	Condominium Eligibility

Confirm Condo Master Policy is present and meets the Underwriting Guidelines

1.8.	Property Insurance

Confirm each mortgaged property has a policy in place and proper coverage amount in adherence to the Underwriting Guidelines.

1.9.	Preliminary/Commitment Title:

Review and confirm first lien holder position, validate no loan file discrepancies, delinquent taxes, and/or additional liens at time of consummation.

2.	Document Review

Verify that each loan file contains the following material documentation and that each document is complete and accurate in all material respects.

2.1.	Loan Application

Verify the presence and completeness of the loan application. Leases, market rent addendum, and 12-month operating history

2.2.	Business Purpose Certification/Affidavit

Verify the presence and completeness of the Business Purpose Certification / Affidavit.

2.3.	Credit Report / Background Check

Verify the presence of a credit report for each borrower and a background check to the Underwriting Guidelines. Confirm that the credit report was pulled within the timing requirements allowable per the Underwriting Guidelines.

2.4.	Proof of Liquidity / Assets

Confirm the presence of adequate asset documentation to comply with the Underwriting Guidelines and investor overlay requirements for closing funds, reserves and borrower liquidity.

2.5.	Proof of Insurance

Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Underwriting Guidelines.

2.6.	Property Valuation

Verify that each loan file contains adequate appraisal and other third-party valuation tools to satisfy the minimum required documentation under the Underwriting Guidelines. Confirm that market rent addendum is included in appraisal

2.7.	Collateral Documentation

Confirm the presence, completeness, and proper vesting of required collateral documentation including note, allonge, mortgage/deed of trust, riders, subordination agreements, assignments, purchase and sale agreements, guaranty, settlement statements and title policies.

2.8.	Borrower Rehabilitation Budget (if applicable)

If property rehabilitation is contemplated, validate the presence and completeness of the Borrower Rehabilitation Budget

2.9.	P&S Agreement or Trustee Receipt (if applicable)

Confirm presence of P&S Agreement or Trustee Receipt if property was acquired in the previous 90 days.

2.10.	Operating Agreement / Partnership Agreement / Bylaws (if applicable)

Confirm presence of Operating Agreement / Partnership Agreement / Bylaws.

2.11.	Certificate of good standing from state of organization (if applicable)

Confirm presence of Certificate of good standing from state of organization if property located in state other than state of domicile; if entity formed >30 days, hard copy; if formed <30 days, hard copy within 30 days post-closing.

2.12.	Completed condominium questionnaire (if applicable)

Confirm presence of completed condominium questionnaire if collateral is part of condominium association.

2.13.	Copy of the condominium master insurance policy/certificate (if applicable)

Confirm presence of the condominium master insurance policy/certificate if collateral is part of condominium association.

2.14.	Other Documents (if applicable)

Confirm presence of inspection reports, explanation letters, etc. as applicable.

2.15.	Flood Certificate

Confirm presence of Flood Certificate

2.16.	Flood Insurance (if applicable)

Confirm presence of Flood Insurance if applicable.

2.17	HUD-1/Closing Statement

Confirm presence of HUD-1 or Closing Statement

2.18	Property Management Questionnaire

Confirm presence of Property Management Questionnaire

2.19	Guaranty

Confirm presence of Guaranty

3.	Misrepresentation and Third Party Product Review

Validate that fraud reports and independent third party property valuations reports are in the file. The review will consist of the following:

3.1	Misrepresentation Review

Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

3.1.1	Signatures

Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

3.1.2	Alerts

Assess credit report alerts for accuracy and potential issues.

3.1.3	Social Security Numbers

Compare SSN(s) across all file documents.

3.1.4	Document Integrity

Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

3.1.5	Data Consistency

Review the documents contained in the loan file for consistency of data.

3.1.6	Third Party Fraud Tools

To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

3.2	Independent Third Party Values

Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.

3.2.1	For loans seasoned less than 12 months a retroactive desk review will generally be ordered. If the retroactive desk review supports the origination appraised value within a 10% variance no additional products will be required. If the retroactive desk review does not support the original appraised value within a 10% variance, a secondary valuation product such as a field review or drive-by appraisal will be required. If the loan is seasoned more than 12 months generally a BPO can be ordered. The seasoning and products can be adjusted to meet specific rating agency requirements.
3.2.2	Consultant will also perform the following steps
3.2.2.1	Based on review of the original appraisal
3.2.2.1.1	Property is complete
3.2.2.1.2	Value is based on as-is condition
3.2.2.1.3	Property is described as average or better condition
3.2.2.1.4	No apparent appraiser independence violation statements
3.2.2.1.5	Appraisal addresses any adverse comments
3.2.2.2	Appraisal is completed on appropriate GSE Form
3.2.2.2.1	Appraisal contains required attachments
3.2.2.3	Appraiser was appropriately licensed at the time the appraisal was signed
3.2.3	If the valuation vendor des not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal.
3.2.4	Value Review Disclaimer
3.2.4.1	The individuals performing the above procedures are not person providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.
3.2.4.2	Opus makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus may have reviewed the valuation information for reasonableness.

3.2.4.3	Opus is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
3.2.4.4	Opus is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore opus will not have and communications with or responsibility to any individual concerning property valuations.
3.3	Title Reports
3.3.1	If the loan is season over 24 months Consultant will facilitate the ordering of title reports. Consultant and client agree the vendor providing the title reports will be responsible for issuing a separate 15E.
3.3.2	Consultant is not responsible for the accuracy of the title reports, nor makes any representations or warranties with respect to any of the information contained in the title reports.
3.4	Updated FICO Scores

If the FICO score contained in the loan file is aged more than 6 months, an updated FICO score will be required.

3.5	Properties in FEMA declared disaster zones.

If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure

3.5.1	No apparent damage to the property
3.5.2	Property appears to be occupied

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were 23 obligors with multiple loans in the pool.

4.	Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance. Consultant and Client can mutually agree to change the listed fields on a review by review basis.

4.1 – Appraised Value

4.2 – CLTV

4.3 – DTI

4.4 – FICO

4.5 – Interest Only

4.6 – Interest Rate

4.7 – Loan Term

4.8 – Loan Purpose

4.9 – LTV

4.10 – Occupancy

4.11 – Original Balance

4.12 – Property Address

4.13 – Property City

4.14 – Property State

4.15 – Property Type

4.16 – Sales Price

4.17 – Second Mortgage Lien Amount

4.18 – Self-Employed

4.19 – Units

4.20 – Zip Code

4.21 – Loan Type

4.22 – QM Status

Exhibit B

Grading Criteria

1.	Kroll Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

2.	Standard & Poor’s Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

3.	Opus Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus and updated from time to time shall be determined as follows:

3.1	Opus Credit Grades
3.1.1	Opus Level 1 Credit Grade Definition

Loan was originated in accordance with the Underwriting Guidelines without exception.

3.1.2	Opus Level 2 Credit Grade Definition

Loan was originated in substantial compliance with the Underwriting Guidelines and there are sufficient compensating factors for any exceptions.

3.1.3	Opus Level 3 Credit Grade Definition

Loan was not originated in substantial compliance with the Underwriting Guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Pool Details

Tape Discrepancies

Data Element	Count	Accuracy
Amortization Term	11	94.33%
Application Date	0	100.00%
Appraised Value	25	87.11%
Borrower First Name	0	100.00%
Borrower Last Name	0	100.00%
CLTV	0	100.00%
DTI	0	100.00%
FICO	21	89.18%
First Payment Date	0	100.00%
Interest Only	1	99.48%
Junior Lien Balance	0	100.00%
Loan Purpose	0	100.00%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	0	100.00%
Maturity Date	0	100.00%
Note Date	0	100.00%
Number of Borrowers	0	100.00%
Number of Units	45	76.80
Occupancy	0	100.00%
Original Loan Amount	0	100.00%
Original P&I	0	100.00%
Original Payment	0	100.00%
Original Rate	1	99.48%
Property Address	55	71.65
Property City	10	94.85
Property County	0	100.00%
Property State	1	99.48%
Property Type	45	76.80%
Qualifying FICO	0	100.00%
Sales Price	56	71.13%
Second Mortgage Lien Amount	0	100.00%
Self Employed	0	100.00%
Units	0	100.00%
Zip Code	0	100.00%
Total Loans	194

Loan Grading Definitions

Credit

S&P	Kroll	Definition
A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Kroll	Definition
A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	The loan file is missing critical documentation required to perform the review

Property Valuation

Kroll	Definition
A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated November 25, 2022.

Loans Reviewed (194 Loans)

Loan Number	Loan Number	Loan Number	Loan Number
1000196698	1000200139	1000203217	1000194923
1000203244	1000194776	1000203199	1000194896
1000194674	1000199245	1000203193	1000194887
1000200156	1000200166	1000203179	1000194859
1000194892	1000200168	1000203173	1000194844
1000194969	1000203232	1000201898	1000194840
1000203209	1000200162	1000201893	1000194828
1000203222	1000203230	1000201888	1000194813
1000203246	1000203207	1000201884	1000194774
1000201872	1000201870	1000201880	1000194770
1000194965	1000194772	1000201854	1000194766
1000203171	1000199243	1000201844	1000194723
1000203169	1000194695	1000201836	1000194714
1000203242	1000200141	1000201832	1000194712
1000200133	1000203213	1000200194	1000194710
1000201838	1000203167	1000200192	1000194693
1000203579	1000194679	1000200190	1000194687
1000203205	1000200110	1000200188	1000194662
1000194660	1000200196	1000200186	1000194961
1000194971	1000200131	1000200180	1000200172
1000201852	1000196727	1000200143	1000194906
1000194957	1000194947	1000199291	1000196692
1000194752	1000194951	1000199260	1000203259
1000194875	1000200125	1000199249	1000201876
1000201850	1000203261	1000199241	1000194700
1000194943	1000201842	1000196794	1000194683
1000196790	1000201840	1000196792	1000199209
1000201868	1000200184	1000196759	1000203211
1000203581	1000199217	1000196757	1000203187
1000194939	1000199215	1000196739	1000201882
1000203219	1000194933	1000196733	1000201862
1000203175	1000194702	1000196731	1000201856
1000194967	1000200182	1000196725	1000200176
1000203177	1000203583	1000196721	1000199264
1000194931	1000203252	1000194963	1000196786
1000200152	1000203240	1000194955	1000196688
1000194783	1000203236	1000194953	1000194849
1000200164	1000203234	1000194949	1000194803
1000196723	1000203227	1000194937	1000194801

1000194670	1000196781	1000200174
1000194733	1000194736	1000200137
1000199201	1000200160	1000194929
1000194927	1000199231	1000200178
1000199205	1000199203	1000201904
1000194793	1000203257	1000203248
1000199233	1000194704	1000201890
1000201886	1000199207	1000199247
1000203203	1000194959	1000194749
1000194764	1000201896	1000194685
1000194761	1000200102	1000194672
1000194744	1000194973	1000199229
1000194738	1000200158

If you have any questions, please contact Greer Allgood at Greer.Allgood@wipro.com